Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Information	Segment Information

On July 1, 2020, we adopted a new organizational structure focused on two business segments: Global Lottery and Global Gaming, along with a streamlined corporate support function. During the third quarter of 2020, our chief operating decision maker requested changes in the information that he regularly reviews for purposes of allocating resources and assessing performance. This resulted in a change in our operating segments and reporting units. As a result, beginning in the third quarter of 2020, we report our financial performance based on our July 1, 2020 new business segments, and analyze revenue and operating income as measures of segment profitability. We have recast our historically presented comparative segment information to conform to the way we internally manage and monitor segment performance.

The Global Lottery segment has full responsibility for the worldwide traditional lottery and iLottery business, including sales, operations, product development, technology, and support. The Global Gaming segment has full responsibility for the worldwide gaming business, including iGaming, sports betting, sales, product management, studios, global manufacturing, operations, and technology.

Our two business segments are supported by central corporate support functions, including a business and strategic initiatives function, finance, people and transformation, legal, marketing and communications, corporate public affairs, and strategy and corporate development. Certain support costs that are identifiable and that benefit our business segments are allocated to them. Each allocation is measured differently based on the specific facts and circumstances of the costs being allocated. Corporate support function expenses that are not allocated to the business segments, which are principally composed of selling, general and administrative expenses, are reported as Corporate and Other expenses, along with goodwill impairment and the depreciation and amortization of acquired tangible and intangible assets in connection with acquired companies.

Through our two business segments, we operate and provide an integrated portfolio of innovative gaming technology products and services including online and instant lottery systems, gaming systems, instant ticket printing, electronic gaming machines, iLottery, sports betting, iGaming, commercial services, and lottery management services.

Global Lottery

Our Global Lottery segment provides lottery products and services primarily to governmental organizations through operating contracts, facilities management contracts (“FMCs”), lottery management agreements (“LMAs”), and product sales contracts.

As part of our lottery product and services, we provide instant and draw-based lottery products, point-of-sale machines, central processing systems, software, commercial services, instant ticket printing services, and other related equipment and support services.

We categorize revenue from operating contracts, FMCs, and LMAs as “Operating and facilities management contracts” and revenue from commercial services, software hosting, software maintenance, and other services not included within operating contracts, FMCs, or LMAs as service revenue from “Systems, software, and other”. Revenue included within “Operating and facilities management contracts” include all services required by the contract, including iLottery and instant ticket printing.

We categorize sales or sales-type leases of lottery terminals, lottery systems, software licenses, and instant tickets not part of “Operating and facilities management contracts” as product sales from “Lottery products”.
Global Gaming

Our Global Gaming segment provides gaming products and services including software and game content, casino gaming management systems, video lottery terminals (“VLTs”), amusement with prize machines (“AWPs”), VLT central systems, sports betting, iGaming, and other related equipment and support services to commercial and tribal casino operators.

We categorize revenue from Wide Area Progressive services, and operating leases for VLTs, AWPs, and other gaming machines as service revenue from “Gaming terminal services.” We categorize revenue from iGaming services, sports betting, software intellectual property licenses, and systems as service revenue from “Systems, software, and other”.

Revenue from the sale or sales-type lease of gaming machines, systems, component parts, and other miscellaneous equipment and services are categorized as product sales from “Gaming terminals” and revenue from systems, software, casino gaming management systems, game content, iGaming products, and spare parts as product sales from “Gaming other”.

Segment information is as follows:

	For the year ended December 31, 2020
($ thousands)	Global Lottery	Global Gaming	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,042,652	596,906	2,639,558	—	2,639,558
Product sales	121,346	354,552	475,898	—	475,898
Total revenue	2,163,998	951,458	3,115,456	—	3,115,456

Operating income (loss)	641,930	(205,657)	436,273	(543,738)	(107,465)
Depreciation and amortization	235,767	155,758	391,525	174,669	566,194
Expenditures for long-lived assets	(148,679)	(74,877)	(223,556)	(2,190)	(225,746)

	For the year ended December 31, 2019
($ thousands)	Global Lottery	Global Gaming	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,182,961	917,907	3,100,868	—	3,100,868
Product sales	109,884	821,005	930,889	—	930,889
Total revenue	2,292,845	1,738,912	4,031,757	—	4,031,757

Operating income (loss)	697,267	179,548	876,815	(398,899)	477,916
Depreciation and amortization	228,972	187,061	416,033	197,910	613,943
Expenditures for long-lived assets	(167,349)	(166,932)	(334,281)	(8,216)	(342,497)

	For the year ended December 31, 2018
($ thousands)	Global Lottery	Global Gaming	Business Segment Total	Corporate and Other	Total IGT PLC
Service revenue	2,234,801	961,129	3,195,930	—	3,195,930
Product sales	126,889	658,053	784,942	—	784,942
Total revenue	2,361,690	1,619,182	3,980,872	—	3,980,872

Operating income (loss)	763,799	143,340	907,139	(433,542)	473,597
Depreciation and amortization	223,126	171,378	394,504	212,989	607,493
Expenditures for long-lived assets	(202,412)	(229,182)	(431,594)	(9,450)	(441,044)
Geographical Information

Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	December 31,
($ thousands)	2020	2019	2018
United States	1,666,241	2,115,791	2,063,477
Italy	895,942	989,796	973,621
United Kingdom	63,874	73,541	58,681
Rest of Europe	209,080	322,654	313,779
All other	280,319	529,975	571,314
Total	3,115,456	4,031,757	3,980,872

Revenue from one customer in the Global Lottery segment represented approximately 19%, 16%, and 16% of consolidated revenue in 2020, 2019, and 2018, respectively.

Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ thousands)	2020	2019
United States	841,439	928,857
Italy	176,341	187,169
United Kingdom	13,871	17,687
Rest of Europe	90,646	102,874
All other	77,426	115,060
Total	1,199,723	1,351,647